Related Party Transactions Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Payments for goods and services, related parties	$ 0	$ 0	$ 128